Share Capital Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following tables presents the changes to common shares during the years ended December 31, 2020 and 2019:

	Ownership by
Year ended December 31, 2020 (number of shares)	Public	Province	Total
Common shares - beginning	314,405,788	282,412,648	596,818,436
Common shares issued - LTIP[1]	351,789	—	351,789
Common shares issued - share grants[2]	441,562	—	441,562
Common shares - ending	315,199,139	282,412,648	597,611,787
	52.7%	47.3%	100%
1 In 2020, Hydro One issued from treasury 351,789 common shares in accordance with provisions of the LTIP. This included the exercise of 294,840 stock options for $7 million.
2 In 2020, Hydro One issued from treasury 441,562 common shares in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.

	Ownership by
Year ended December 31, 2019 (number of shares)	Public	Province	Total
Common shares - beginning	313,526,327	282,412,648	595,938,975
Common shares issued - LTIP[1]	416,519	—	416,519
Common shares issued - share grants[2]	462,942	—	462,942
Common shares - ending	314,405,788	282,412,648	596,818,436
	52.7%	47.3%	100%
1 In 2019, Hydro One issued from treasury 416,519 common shares in accordance with provisions of the LTIP. This included the exercise of 302,520 stock options for cash proceeds of $6 million.
2 In 2019, Hydro One issued from treasury 462,942 common shares in accordance with provisions of the PWU and the Society Share Grant Plans.